UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS RREEF Real Estate Securities VIP

(formerly Scudder VIT Real Estate Securities Fund)

	Shares	Value ($)

Common Stocks 99.9%
Apartments 19.1%
Apartment Investment & Management Co. "A" (REIT)	28,400	1,331,960
Archstone-Smith Trust (REIT)	45,600	2,223,912
AvalonBay Communities, Inc. (REIT)	19,882	2,169,126
BRE Properties, Inc. "A" (REIT)	8,300	464,800
Equity Residential (REIT)	50,700	2,372,253
Essex Property Trust, Inc. (REIT)	7,300	793,729

		9,355,780
Health Care 3.9%
LTC Properties, Inc. (REIT)	6,400	148,864
Nationwide Health Properties, Inc. (REIT)	21,600	464,400
Ventas, Inc. (REIT)	39,750	1,318,905

		1,932,169
Hotels 9.7%
FelCor Lodging Trust, Inc. (REIT)	49,100	1,036,010
Host Marriott Corp. (REIT)	86,400	1,848,960
LaSalle Hotel Properties (REIT)	10,200	418,200
Starwood Hotels & Resorts Worldwide, Inc.	21,901	1,483,355

		4,786,525
Industrial 8.6%
AMB Property Corp. (REIT)	28,300	1,535,841
Liberty Property Trust (REIT)	13,000	613,080
ProLogis (REIT)	33,500	1,792,250
PS Business Parks, Inc. (REIT)	5,400	301,968

		4,243,139
Manufactured Homes 1.2%
American Land Lease, Inc. (REIT)	4,100	112,135
Equity Lifestyle Properties, Inc. (REIT)	9,400	467,650

		579,785
Office 27.8%
BioMed Realty Trust, Inc. (REIT)	11,200	331,968
Boston Properties, Inc. (REIT)	28,600	2,666,950
Brandywine Realty Trust (REIT)	12,900	409,704
Brookfield Properties Corp. (REIT)	14,700	502,005
Corporate Office Properties Trust (REIT)	12,200	558,028
Digital Realty Trust, Inc. (REIT)	13,600	383,112
Duke Realty Corp. (REIT)	22,900	869,055
Equity Office Properties Trust (REIT)	36,700	1,232,386
Highwoods Properties, Inc. (REIT)	10,800	364,284
Kilroy Realty Corp. (REIT)	5,700	440,382
Lexington Corporate Properties Trust (REIT)	3,500	72,975
Mack-Cali Realty Corp. (REIT)	14,090	676,320
Reckson Associates Realty Corp. (REIT)	22,400	1,026,368

SL Green Realty Corp. (REIT)	4,500	456,750
Vornado Realty Trust (REIT)	33,136	3,181,056
Washington Real Estate Investment Trust (REIT)	12,600	457,632

		13,628,975
Regional Malls 16.4%
General Growth Properties, Inc. (REIT)	34,800	1,700,676
Simon Property Group, Inc. (REIT)	49,650	4,177,551
Taubman Centers, Inc. (REIT)	10,800	450,036
The Macerich Co. (REIT)	23,100	1,708,245

		8,036,508
Shopping Centers 8.1%
Equity One, Inc. (REIT)	20,600	505,936
Federal Realty Investment Trust (REIT)	16,700	1,255,840
Inland Real Estate Corp. (REIT)	25,600	417,536
Pan Pacific Retail Properties, Inc. (REIT)	9,049	641,574
Regency Centers Corp. (REIT)	16,900	1,135,511

		3,956,397
Specialty Services 0.6%
Entertainment Properties Trust (REIT)	7,500	314,850
Storage 4.5%
Public Storage, Inc. (REIT)	20,300	1,648,969
Sovran Self Storage, Inc. (REIT)	6,300	347,760
U-Store-It Trust (REIT)	10,400	209,560

		2,206,289

Total Common Stocks (Cost $38,262,689)		49,040,417
	Principal Amount ($)	Value ($)

Repurchase Agreements 1.5%
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $745,263 on 4/3/2006 (a) (Cost $745,000)	745,000	745,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 39,007,689)	101.4	49,785,417
Other Assets and Liabilities, Net	(1.4)	(678,579)

Net Assets	100.0	49,106,838

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Collateralized by $805,000 US Treasury Bond, 4.5%, maturing on 2/15/2036 with a value of $761,731.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006